Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Income (Loss) Before Income Taxes [Line Items]
United States	$ (22,719,272)	$ (74,262,131)
Foreign	(1,837,434)	(354,181)
Total income (loss) before income taxes	$ (24,556,706)	$ (74,616,312)